CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Ordinary Shares	Additional Paid-In Capital	Accumulated Losses	Accumulated Other Comprehensive Income	Total
Balance at beginnig, Shares at Mar. 31, 2019	161,500,000
Balance at beginnig, Value at Mar. 31, 2019	$ 16,150	$ 1,435,200	$ (126,948)	$ 127,669	$ 1,452,071
Effect of shares exchange, Shares	8,500,000
Effect of shares exchange, Value	$ 850	(16,583)			(15,733)
Issuance of shares through private placement, Shares	1,450,000
Issuance of shares through private placement, Value	$ 145	144,855			145,000
Net income			(87,299)		(87,299)
Foreign currency translation adjustment				(14,229)	(14,229)
Balance at Ending, Shares at Mar. 31, 2020	171,450,000
Balance at Ending, Value at Mar. 31, 2020	$ 17,145	1,563,472	(214,247)	113,440	1,479,810
Effect of the one-for-ten reverse stock split, shares	(154,305,000)
Effect of the one-for-ten reverse stock split, value
Issuance of shares through private placement, Shares	50,000
Issuance of shares through private placement, Value	$ 50	49,950			50,000
Cancellation of shares, shares	(50,000)
Cancellation of shares, value	$ (50)	(49,950)			(50,000)
Net income			(28,022)		(28,022)
Foreign currency translation adjustment				48,705	48,705
Balance at Ending, Shares at Mar. 31, 2021	17,145,000
Balance at Ending, Value at Mar. 31, 2021	$ 17,145	$ 1,563,472	$ (242,269)	$ 162,145	$ 1,500,493